FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Liability	$ (38,000)	$ (32,000)	$ (2,228,000)
Fair Value, Inputs, Level 3 [Member]
Derivative Liability	(38,000)	(32,000)	(2,228,000)
Fair Value, Inputs, Level 2 [Member]
Derivative Liability	0	0	0
Fair Value, Inputs, Level 1 [Member]
Derivative Liability	0	0	0
Senior Secured Debt
Derivative Liability			(2,203,000)
Senior Secured Debt | Fair Value, Inputs, Level 3 [Member]
Derivative Liability			(2,203,000)
Auctus Loan
Derivative Liability	(38,000)	(32,000)	(25,000)
Auctus Loan | Fair Value, Inputs, Level 3 [Member]
Derivative Liability	(38,000)	(32,000)	(25,000)
Auctus Loan | Fair Value, Inputs, Level 2 [Member]
Derivative Liability	0	0	0
Auctus Loan | Fair Value, Inputs, Level 1 [Member]
Derivative Liability	$ 0	$ 0	$ 0